Related parties disclosure (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

As at June 30, 2023, the condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at June 30, 2023	% ownership as at December 31, 2022	Nature of business
WISeKey Semiconductors SAS	France	2010	EUR 1,473,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to		Net income from
	Related Parties	June 30,	December 31,	June 30,	December 31,	in the 6 months ended June 30,		in the 6 months ended June 30,
	(in USD'000)	2023 (unaudited)	2022	2023 (unaudited)	2022	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022 (unaudited)
1	WISeKey International Holding AG	—	—	9,656	7,122	1,898	359	—	—
2	WISeKey USA Inc	—	—	646	154	492	255	—	—
3	WISeKey Semiconductors GmbH	—	—	870	773	81	92	—	—
4	WISeCoin AG	—	—	3,349	3,306	37	44	—	—
	Total	—	—	14,521	11,355	2,508	750	—	—